Balance Sheet (Parenthetical)	3 Months Ended
Jul. 31, 2023 USD ($) $ / shares shares
Class B common shares [Member]
Temporary equity no par value | $ / shares	$ 0
Temporary equity shares authorized unlimited	unlimited
Temporary equity shares issued	10
Temporary equity shares outstanding	10
Temporary equity aggregate amount of redemption requirement | $	$ 7
Class A common shares [Member]
Common stock no par value | $ / shares	$ 0
Common stock shares authorized unlimited	Unlimited
Common stock shares issued	0
Common stock shares outstanding	0